Property, Plant and Equipment - Detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 64,859
Property, plant and equipment at end of period	64,581	$ 64,859
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Recoverability charge	436	1,620
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	25,240
Property, plant and equipment at end of period	24,643	25,240
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	152
Property, plant and equipment at end of period	224	152
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,055
Property, plant and equipment at end of period	1,051	1,055
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	38,020
Property, plant and equipment at end of period	38,270	38,020
Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	276
Property, plant and equipment at end of period	271	276
Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	116
Property, plant and equipment at end of period	122	116
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	142,407	137,082
Additions/Acquisitions	5,824	5,356
Transfers from exploration and evaluation assets	63	71
Derecognitions	(1,051)	(864)
Disposals		(35)
Foreign exchange adjustments and other	320	(797)
Property, plant and equipment at end of period	146,923	142,407
Cost | Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	81,075	77,834
Additions/Acquisitions	2,951	3,564
Transfers from exploration and evaluation assets	38	71
Derecognitions	(581)	(394)
Disposals		0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	83,483	81,075
Cost | Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,258	7,438
Additions/Acquisitions	558	304
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	(1)
Disposals		0
Foreign exchange adjustments and other	210	(517)
Property, plant and equipment at end of period	8,606	8,258
Cost | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,332	3,980
Additions/Acquisitions	187	75
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Disposals		0
Foreign exchange adjustments and other	110	(277)
Property, plant and equipment at end of period	4,409	4,332
Cost | Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	47,732	46,856
Additions/Acquisitions	2,088	1,380
Transfers from exploration and evaluation assets	25
Derecognitions	(470)	(469)
Disposals		(35)
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	49,375	47,732
Cost | Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	474	466
Additions/Acquisitions	10	8
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Disposals		0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	484	474
Cost | Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	536	508
Additions/Acquisitions	30	25
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Disposals		0
Foreign exchange adjustments and other	0	(3)
Property, plant and equipment at end of period	566	536
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(77,548)	(70,682)
Expense	5,704	5,489
Derecognitions	1,051	864
Disposals		2
Recoverability charge	436	1,620
Foreign exchange adjustments and other	(295)	623
Property, plant and equipment at end of period	(82,342)	(77,548)
Accumulated depletion and depreciation | Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(55,835)	(52,732)
Expense	3,592	3,502
Derecognitions	581	394
Disposals		0
Recoverability charge	0	0
Foreign exchange adjustments and other	(6)	(5)
Property, plant and equipment at end of period	(58,840)	(55,835)
Accumulated depletion and depreciation | Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(8,106)	(5,951)
Expense	40	117
Derecognitions	0	1
Disposals		0
Recoverability charge	436	1,620
Foreign exchange adjustments and other	(200)	419
Property, plant and equipment at end of period	(8,382)	(8,106)
Accumulated depletion and depreciation | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,277)	(2,923)
Expense	177	148
Derecognitions	0	0
Disposals		0
Recoverability charge	0	0
Foreign exchange adjustments and other	(96)	206
Property, plant and equipment at end of period	(3,358)	(3,277)
Accumulated depletion and depreciation | Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(9,712)	(8,499)
Expense	1,856	1,684
Derecognitions	470	469
Disposals		2
Recoverability charge	0	0
Foreign exchange adjustments and other	7	0
Property, plant and equipment at end of period	(11,105)	(9,712)
Accumulated depletion and depreciation | Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(198)	(183)
Expense	15	15
Derecognitions	0	0
Disposals		0
Recoverability charge	0	0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	(213)	(198)
Accumulated depletion and depreciation | Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(420)	(394)
Expense	24	23
Derecognitions	0	0
Disposals		0
Recoverability charge	0	0
Foreign exchange adjustments and other	0	3
Property, plant and equipment at end of period	$ (444)	$ (420)